Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Option	Dec. 31, 2012	Dec. 31, 2011
Lease Disclosure [Line Items]
Number of times to renew amended office lease option	2
Lease renewal options	5 years
Rental expense related to the operating leases	$ 61,914	$ 60,929	$ 60,450
Concord [Member]
Lease Disclosure [Line Items]
Non-cancellable operating lease expired	2017
Annual rental payments	$ 62,120